Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000229442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R6
Trading Symbol	LFTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 9.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.06%	3.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R4
Trading Symbol	LFTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.84%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.84%	3.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R3
Trading Symbol	LFTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[5]
Expense Ratio, Percent	0.24%	[5]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.69%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.69%	3.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class C
Trading Symbol	LFTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 103	[7]
Expense Ratio, Percent	0.99%	[7]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.77%	2.55%
C with CDSC (1% for 12 months)×	6.77%	2.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[8]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class A
Trading Symbol	LFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.24%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.67%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.67%	3.31%
A with initial sales charge (5.75%)	2.42%	1.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class I
Trading Symbol	LFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.86%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.86%	3.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R1
Trading Symbol	LFTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$102	0.98%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 102	[13]
Expense Ratio, Percent	0.98%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 7.84%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.84%	2.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[14]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000229437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R2
Trading Symbol	LFTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[15]
Expense Ratio, Percent	0.49%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	8.30%	3.07%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 32,707,030
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[16]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000236389 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class A
Trading Symbol	MCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Core Bond Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	7.80%	2.92%
A with initial sales charge (4.25%)	3.22%	1.37%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[17]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236392 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class C
Trading Symbol	MCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Core Bond Fund (fund) provided a total return of 7.01%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.01%	2.16%
C with CDSC (1% for 12 months)×	6.01%	2.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[18]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236391 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class I
Trading Symbol	MCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Core Bond Fund (fund) provided a total return of 8.17%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.17%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[19]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000236390 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R1
Trading Symbol	MCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Core Bond Fund (fund) provided a total return of 6.99%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	6.99%	2.15%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[20]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236393 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R2
Trading Symbol	MCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Core Bond Fund (fund) provided a total return of 7.41%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	7.41%	2.66%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[21]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236387 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R6
Trading Symbol	MCBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Core Bond Fund (fund) provided a total return of 8.10%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.10%	3.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[22]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236388 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Core Bond Fund (fund) provided a total return of 7.68%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	7.68%	2.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[23]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236386 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R4
Trading Symbol	MCBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Core Bond Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.06%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 32,089,299
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 95,927	[24]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000173923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R6
Trading Symbol	MFJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[25]
Expense Ratio, Percent	0.00%	[25]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.05%	12.07%	9.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[26]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R4
Trading Symbol	MFJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[27]
Expense Ratio, Percent	0.00%	[27]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.91%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	8.91%	11.88%	9.70%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[28]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173915 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class A
Trading Symbol	MFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[29]
Expense Ratio, Percent	0.25%	[29]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	8.61%	11.63%	9.43%
A with initial sales charge (5.75%)	2.37%	10.31%	8.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[30]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class B
Trading Symbol	MFJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[31]
Expense Ratio, Percent	0.25%	[31]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	8.62%	10.95%	8.72%
B with CDSC (declining over six years from 4% to 0%)×	4.62%	10.68%	8.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[32]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class C
Trading Symbol	MFJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[33]
Expense Ratio, Percent	1.00%	[33]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 7.79%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.79%	10.80%	8.63%
C with CDSC (1% for 12 months)×	6.79%	10.80%	8.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[34]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class I
Trading Symbol	MFJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[35]
Expense Ratio, Percent	0.00%	[35]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	8.92%	11.91%	9.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[36]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173919 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R1
Trading Symbol	MFJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[37]
Expense Ratio, Percent	0.25%	[37]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	8.61%	11.22%	8.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[38]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R2
Trading Symbol	MFJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[39]
Expense Ratio, Percent	0.50%	[39]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	8.32%	11.34%	9.17%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[40]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173921 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R3
Trading Symbol	MFJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[41]
Expense Ratio, Percent	0.25%	[41]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.64%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	8.64%	11.63%	9.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 217,953,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[42]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R4
Trading Symbol	LFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[43]
Expense Ratio, Percent	0.00%	[43]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.97%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.97%	11.93%	8.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[44]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173233 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R6
Trading Symbol	LFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[45]
Expense Ratio, Percent	0.00%	[45]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.11%	12.10%	9.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	10.18%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[46]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class A
Trading Symbol	LFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[47]
Expense Ratio, Percent	0.25%	[47]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.72%	11.65%	8.19%
A with initial sales charge (5.75%)	2.47%	10.34%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[48]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119448 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class B
Trading Symbol	LFIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[49]
Expense Ratio, Percent	1.00%	[49]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.92%	10.82%	7.38%
B with CDSC (declining over six years from 4% to 0%)×	3.92%	10.55%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[50]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119449 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class C
Trading Symbol	LFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[51]
Expense Ratio, Percent	1.00%	[51]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	10.81%	7.38%
C with CDSC (1% for 12 months)×	6.87%	10.81%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[52]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119450 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class I
Trading Symbol	LFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[53]
Expense Ratio, Percent	0.00%	[53]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.93%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.93%	11.91%	8.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[54]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119451 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R1
Trading Symbol	LFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[55]
Expense Ratio, Percent	1.00%	[55]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.87%	10.83%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[56]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119452 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R2
Trading Symbol	LFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[57]
Expense Ratio, Percent	0.50%	[57]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.43%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.43%	11.38%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[58]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119453 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R3
Trading Symbol	LFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[59]
Expense Ratio, Percent	0.25%	[59]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.71%	11.64%	8.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 381,971,962
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[60]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R6
Trading Symbol	LTMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[61]
Expense Ratio, Percent	0.00%	[61]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.11%	12.01%	9.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	10.04%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[62]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R4
Trading Symbol	LTMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[63]
Expense Ratio, Percent	0.00%	[63]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.98%	11.84%	8.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[64]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R2
Trading Symbol	LTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[65]
Expense Ratio, Percent	0.50%	[65]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.39%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.39%	11.28%	7.87%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[66]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R3
Trading Symbol	LTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[67]
Expense Ratio, Percent	0.25%	[67]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.68%	11.56%	8.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[68]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class B
Trading Symbol	LTMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[69]
Expense Ratio, Percent	1.00%	[69]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.86%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.86%	10.72%	7.34%
B with CDSC (declining over six years from 4% to 0%)×	3.86%	10.45%	7.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[70]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class C
Trading Symbol	LTMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[71]
Expense Ratio, Percent	1.00%	[71]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	10.73%	7.34%
C with CDSC (1% for 12 months)×	6.87%	10.73%	7.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[72]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class I
Trading Symbol	LTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[73]
Expense Ratio, Percent	0.00%	[73]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.96%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.96%	11.85%	8.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[74]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000119443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R1
Trading Symbol	LTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[75]
Expense Ratio, Percent	1.00%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.91%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.91%	10.73%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[76]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000092196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class A
Trading Symbol	MFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[77]
Expense Ratio, Percent	0.25%	[77]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.72%	11.65%	8.19%
A with initial sales charge (5.75%)	2.47%	10.34%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[78]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092197 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class B
Trading Symbol	MFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[79]
Expense Ratio, Percent	1.00%	[79]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.88%	10.81%	7.38%
B with CDSC (declining over six years from 4% to 0%)×	3.88%	10.54%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[80]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class C
Trading Symbol	MFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[81]
Expense Ratio, Percent	1.00%	[81]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.88%	10.82%	7.38%
C with CDSC (1% for 12 months)×	6.88%	10.82%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[82]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class I
Trading Symbol	MFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[83]
Expense Ratio, Percent	0.00%	[83]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 9.03%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.03%	11.93%	8.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[84]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092200 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R1
Trading Symbol	MFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[85]
Expense Ratio, Percent	1.00%	[85]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.88%	10.82%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[86]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092201 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R2
Trading Symbol	MFFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[87]
Expense Ratio, Percent	0.50%	[87]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.46%	11.36%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[88]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092202 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R3
Trading Symbol	MFFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[89]
Expense Ratio, Percent	0.25%	[89]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.74%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.74%	11.66%	8.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[90]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000092203 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R4
Trading Symbol	MFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[91]
Expense Ratio, Percent	0.00%	[91]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.98%	11.92%	8.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[92]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000119430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class A
Trading Symbol	LTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[93]
Expense Ratio, Percent	0.25%	[93]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.92%	5.62%	5.05%
A with initial sales charge (5.75%)	1.71%	4.38%	4.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[94]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class C
Trading Symbol	LTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[95]
Expense Ratio, Percent	1.00%	[95]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.06%	4.83%	4.25%
C with CDSC (1% for 12 months)×	6.06%	4.83%	4.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[96]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class B
Trading Symbol	LTTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[97]
Expense Ratio, Percent	1.00%	[97]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.06%	4.82%	4.25%
B with CDSC (declining over six years from 4% to 0%)×	3.06%	4.49%	4.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[98]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class I
Trading Symbol	LTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[99]
Expense Ratio, Percent	0.00%	[99]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.12%	5.88%	5.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[100]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R1
Trading Symbol	LTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[101]
Expense Ratio, Percent	1.00%	[101]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.06%	4.82%	4.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[102]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R2
Trading Symbol	LTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[103]
Expense Ratio, Percent	0.50%	[103]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.54%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.54%	5.35%	4.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[104]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R3
Trading Symbol	LTTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[105]
Expense Ratio, Percent	0.25%	[105]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.83%	5.61%	5.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[106]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000173229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R6
Trading Symbol	MFFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[107]
Expense Ratio, Percent	0.00%	[107]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 9.20%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.20%	12.10%	9.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	10.18%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 556,731,866
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[108]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%

C000173230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R6
Trading Symbol	LTTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[109]
Expense Ratio, Percent	0.00%	[109]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.32%	6.02%	5.81%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.45%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[110]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[110]
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R4
Trading Symbol	LTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[111]
Expense Ratio, Percent	0.00%	[111]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.15%	5.89%	5.30%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 350,258,900
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[112]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000119439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class A
Trading Symbol	LTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[113]
Expense Ratio, Percent	0.25%	[113]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.65%	11.57%	8.15%
A with initial sales charge (5.75%)	2.40%	10.25%	7.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 515,985,480
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[114]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%

C000173231 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R6
Trading Symbol	LFEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[115]
Expense Ratio, Percent	0.00%	[115]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 9.09%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.09%	10.47%	8.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	8.77%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[116]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R4
Trading Symbol	LFEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[117]
Expense Ratio, Percent	0.00%	[117]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.97%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.97%	10.30%	7.68%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[118]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R3
Trading Symbol	LFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[119]
Expense Ratio, Percent	0.25%	[119]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.65%	10.02%	7.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[120]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R2
Trading Symbol	LFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[121]
Expense Ratio, Percent	0.50%	[121]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.42%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.42%	9.75%	7.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[122]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class C
Trading Symbol	LFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[123]
Expense Ratio, Percent	1.00%	[123]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	9.19%	6.61%
C with CDSC (1% for 12 months)×	6.87%	9.19%	6.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[124]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class B
Trading Symbol	LFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[125]
Expense Ratio, Percent	1.00%	[125]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.85%	9.20%	6.61%
B with CDSC (declining over six years from 4% to 0%)×	3.85%	8.91%	6.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[126]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class I
Trading Symbol	LFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[127]
Expense Ratio, Percent	0.00%	[127]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.88%	10.30%	7.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[128]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R1
Trading Symbol	LFERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[129]
Expense Ratio, Percent	1.00%	[129]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.85%	9.17%	6.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[130]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000119431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class A
Trading Symbol	LFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[131]
Expense Ratio, Percent	0.25%	[131]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.65%	10.02%	7.41%
A with initial sales charge (5.75%)	2.40%	8.73%	6.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 604,265,833
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[132]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%

C000006829 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class A
Trading Symbol	MLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[133]
Expense Ratio, Percent	0.25%	[133]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.63%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.63%	10.99%	7.92%
A with initial sales charge (5.75%)	2.39%	9.69%	7.28%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[134]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006830 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class B
Trading Symbol	MLFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[135]
Expense Ratio, Percent	1.00%	[135]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.80%	10.16%	7.11%
B with CDSC (declining over six years from 4% to 0%)×	3.80%	9.88%	7.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[136]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006831 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class C
Trading Symbol	MLFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[137]
Expense Ratio, Percent	1.00%	[137]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.80%	10.16%	7.11%
C with CDSC (1% for 12 months)×	6.80%	10.16%	7.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[138]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006832 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class I
Trading Symbol	MLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[139]
Expense Ratio, Percent	0.00%	[139]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.88%	11.25%	8.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[140]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006833 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R1
Trading Symbol	MLFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[141]
Expense Ratio, Percent	1.00%	[141]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.82%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.82%	10.15%	7.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[142]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006835 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R2
Trading Symbol	MLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[143]
Expense Ratio, Percent	0.50%	[143]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.40%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.40%	10.70%	7.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[144]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006836 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R3
Trading Symbol	MLFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[145]
Expense Ratio, Percent	0.25%	[145]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.61%	10.97%	7.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[146]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006837 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R4
Trading Symbol	MLFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[147]
Expense Ratio, Percent	0.00%	[147]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.90%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.90%	11.26%	8.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[148]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000173227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R6
Trading Symbol	MLTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[149]
Expense Ratio, Percent	0.00%	[149]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.68%	8.09%	7.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	7.20%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[150]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class B
Trading Symbol	MLTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 103	[151]
Expense Ratio, Percent	0.99%	[151]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.47%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.47%	6.86%	5.50%
B with CDSC (declining over six years from 4% to 0%)×	3.47%	6.55%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[152]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class A
Trading Symbol	MLTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[153]
Expense Ratio, Percent	0.24%	[153]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.27%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.27%	7.67%	6.30%
A with initial sales charge (5.75%)	2.04%	6.40%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[154]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class C
Trading Symbol	MLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 103	[155]
Expense Ratio, Percent	0.99%	[155]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.44%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.44%	6.86%	5.50%
C with CDSC (1% for 12 months)×	6.44%	6.86%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[156]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class I
Trading Symbol	MLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[157]
Expense Ratio, Percent	0.00%	[157]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.52%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.52%	7.93%	6.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[158]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R1
Trading Symbol	MLTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 103	[159]
Expense Ratio, Percent	0.99%	[159]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.40%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.40%	6.85%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[160]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006826 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R2
Trading Symbol	MLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[161]
Expense Ratio, Percent	0.49%	[161]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.99%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.99%	7.40%	6.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[162]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006827 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R3
Trading Symbol	MLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[163]
Expense Ratio, Percent	0.24%	[163]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.21%	7.65%	6.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[164]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000006828 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R4
Trading Symbol	MLTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[165]
Expense Ratio, Percent	0.00%	[165]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.51%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.51%	7.94%	6.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 741,657,983
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[166]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%

C000173228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R6
Trading Symbol	MLFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[167]
Expense Ratio, Percent	0.00%	[167]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 9.08%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.08%	11.42%	9.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	9.59%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 765,277,099
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[168]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%

C000006793 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class A
Trading Symbol	MLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[169]
Expense Ratio, Percent	0.24%	[169]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.78%	4.57%	4.02%
A with initial sales charge (4.25%)	3.20%	3.67%	3.57%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[170]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006794 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class B
Trading Symbol	MLLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 102	[171]
Expense Ratio, Percent	0.99%	[171]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.98%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.98%	3.79%	3.25%
B with CDSC (declining over six years from 4% to 0%)×	2.98%	3.45%	3.25%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[172]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006795 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class C
Trading Symbol	MLLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 102	[173]
Expense Ratio, Percent	0.99%	[173]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.89%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.89%	3.79%	3.24%
C with CDSC (1% for 12 months)×	5.89%	3.79%	3.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[174]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000173225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R6
Trading Symbol	MLLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[175]
Expense Ratio, Percent	0.00%	[175]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime Income Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.15%	4.95%	4.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.23%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.17%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[176]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006800 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R3
Trading Symbol	MLLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[177]
Expense Ratio, Percent	0.24%	[177]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.78%	4.57%	4.02%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[178]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006801 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R4
Trading Symbol	MLLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[179]
Expense Ratio, Percent	0.00%	[179]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.96%	4.81%	4.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[180]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006796 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class I
Trading Symbol	MLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[181]
Expense Ratio, Percent	0.00%	[181]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.95%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.95%	4.83%	4.28%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[182]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006797 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R1
Trading Symbol	MLLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 102	[183]
Expense Ratio, Percent	0.99%	[183]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.97%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.97%	3.81%	3.26%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[184]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006799 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R2
Trading Symbol	MLLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[185]
Expense Ratio, Percent	0.49%	[185]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.51%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.51%	4.31%	3.76%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 551,511,369
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[186]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[42]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[55]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[56]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[57]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[58]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[59]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[60]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[61]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[62]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[63]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[64]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[65]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[66]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[67]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[68]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[69]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[70]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[71]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[72]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[73]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[74]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[75]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[76]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[77]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[78]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[79]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[80]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[81]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[82]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[83]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[84]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[85]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[86]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[87]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[88]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[89]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[90]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[91]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[92]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[93]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[94]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[95]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[96]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[97]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[98]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[99]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[100]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[101]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[102]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[103]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[104]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[105]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[106]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[107]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[108]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[109]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[110]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[111]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[112]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[113]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[114]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[115]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[116]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[117]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[118]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[119]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[120]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[121]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[122]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[123]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[124]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[125]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[126]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[127]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[128]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[129]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[130]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[131]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[132]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[133]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[134]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[135]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[136]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[137]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[138]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[139]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[140]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[141]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[142]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[143]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[144]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[145]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[146]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[147]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[148]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[149]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[150]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[151]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[152]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[153]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[154]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[155]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[156]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[157]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[158]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[159]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[160]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[161]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[162]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[163]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[164]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[165]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[166]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[167]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[168]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[169]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[170]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[171]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[172]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[173]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[174]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[175]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[176]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[177]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[178]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[179]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[180]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[181]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[182]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[183]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[184]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[185]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[186]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.